2. Basis of Preparation and Changes to Group's Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies Policies
Statement of Compliance

Statement of compliance

The interim financial statements for the three and six months ended June 30, 2019 and 2018 have been prepared in accordance with IAS 34 Interim Financial Reporting. The interim financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with Affimed N.V.’s annual consolidated financial statements as of December 31, 2018.

The interim financial statements were authorized for issuance by the management board on August 7, 2019.

Critical Judgments and Accounting Estimates

Critical judgments and accounting estimates

The preparation of the interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these interim financial statements, the critical judgments made by management in applying the Company’s accounting policies were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2018 except for the following:

As a result of the first-time adoption of IFRS 16 on January 1, 2019, the Company recognized right-of-use assets of €0.7 million. The right-of-use model requires management to make significant judgements related to extension and termination options as well as the applied discount rate.

In the second quarter of 2019, Affimed decided to terminate the Phase 1 clinical program of AFM11, a CD19/CD3‑targeting bispecific T cell engager as a part of its strategic plans. The Group’s obligations to third parties related to the termination of the program were estimated to be €1.4 million (see note 9).

Functional and presentation currency

Functional and presentation currency

These interim financial statements are presented in Euro, which is the Company’s functional currency. All financial information presented in Euro has been rounded to the nearest thousand (abbreviated €) or million (abbreviated € million).

Significant Accounting Policies

Significant accounting policies

The accounting policies applied by the Company in these interim financial statements are the same as those applied by the Company in its consolidated financial statements as at and for the year ended December 31, 2018 with the exception of new amendments to standards and new or amended interpretations applied for the first time as described below.

New Standards and Interpretations Applied for the First Time

New standards and interpretations applied for the first time

The following amendments to standards and new or amended interpretations are effective for annual periods beginning on or after January 1, 2019, and have been applied (if relevant) in preparing these financial statements:

Standard/interpretation	Effective Date

IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9: Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures	January 1, 2019
Annual Improvements to IFRS Standards 2015‑2017 Cycle	January 1, 2019
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019

Affimed has applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings as of January 1, 2019. Accordingly, any comparative information presented for any periods in 2018 has not been restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The nature and effect of the application of IFRS 16 are summarized below. The other amendments had no effect on the interim consolidated financial statements of the Company.

The new standard specifies how to recognize, measure, present and disclose lease agreements. The standard provides a single lessee accounting model, requiring lessees to recognize right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.

Under IAS 17, Affimed determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 ´Determining Whether an Arrangement contains a Lease´. Under IFRS 16, Affimed now assesses whether a contract is or contains a lease based on the new definition of a lease. This definition says that a contract is or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

Transition

On transition to IFRS 16, Affimed elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were previously not identified as leases were not reassessed.

As a lessee, Affimed previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, Affimed recognizes right-of-use assets and lease liabilities for most leases – i.e. these leases are on-balance sheet.

At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rates for similar assets as of January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

However, Affimed has elected not to recognize right-of-use assets and lease liabilities for some short-term leases (leases with less than 12 months of lease term). Lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Affimed presents right-of-use assets in a separate line item from the line item “Leasehold improvements and equipment” that presents other assets of the same nature that Affimed owns. The carrying amounts of right-of-use assets are below.

January 1 to June 30, 2019		Carrying amount
	Buildings	Cars	Total
Balance as of January 1, 2019	695	22	717
Balance as of June 30, 2019	638	15	653

Significant Accounting Policies

Affimed recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Affimed’s incremental borrowing rate. Generally, Affimed uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Affimed has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether Affimed is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.

Impacts on Transition

On transition to IFRS 16, the Company recognized additional right-of-use assets, including property, plant and equipment and additional lease liabilities. The impact on transition is summarized below.

January 1, 2019
Right-of-use assets	717
Lease liabilities	717

The Group discounted lease payments using a weighted average discount rate of 4.05% as of January 1, 2019.

In relation to those leases under IFRS 16, Affimed has recognized depreciation and interest costs, instead of operating lease expense. During the six months ended June 30, 2019, the Group recognized depreciation expense for right-of-use assets of €174 and interest cost related to the lease liability of €12 instead of operating lease expense of €186.

The transition between operating lease commitments disclosed applying IAS 17 as of December 31, 2018 and the lease liabilities recognized in the statement of financial position at the date of initial application, January 1, 2019, is shown below.

January 1, 2019
Operating lease commitment as of December 31, 2018	1,154
Recognition exemption for short-term leases	(98)
Payments for incidental rental costs and other rental payments (Not part of the lease)	(312)
Discounting using the incremental borrowing rate as of January 1, 2019	(27)
Lease liabilities as of January 1, 2019	717

Fair Value Measurement

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the interim financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

•	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted)
•	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market
•	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market

The carrying amount of all trade and other receivables, certificates of deposit, cash and cash equivalents, trade and other payables and provisions is a reasonable approximation of the fair value and therefore, information about the fair values of those financial instruments has not been disclosed. The measurement of the fair value of the shares held by the Group and note disclosure for the fair value of a loan (financial liability) is based on level 2 measurement procedures (see notes 5 and 10).

New Standards and Interpretations Not Yet Adopted

New standards and interpretations not yet adopted

The following standards, amendments to standards and interpretations are effective for annual periods beginning after December 31, 2018 and have not been applied in preparing these consolidated financial statements.

Standard/interpretation	Effective Date

Amendments to References to the Conceptional Framework	January 1, 2020
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020